THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND (Prospectus Summary) | THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND
THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks a high level of current income.
Capital appreciation is a secondary objective.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge
Reductions and Waivers" section beginning on page 28 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND (USD $)	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%		0.50%	0.25%
Interest expense	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
All other expenses	0.25%	0.25%	0.25%	0.45%	0.40%	0.35%	0.25%
Total other expenses	0.66%	0.66%	0.66%	0.86%	0.81%	0.76%	0.66%
Total annual fund operating expenses	1.91%	2.66%	1.66%	2.36%	2.06%	1.76%	1.66%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o Your investment has a 5% return each year

o The Fund's operating expenses remain the same

o You reinvest all dividends and distributions

o You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	733	1,117	1,525	2,660
Class C	369	826	1,410	2,993
Class I	169	523	902	1,965
Class R3	239	736	1,260	2,696
Class R4	209	646	1,108	2,390
Class R5	179	554	954	2,073
Class Y	169	523	902	1,965

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	733	1,117	1,525	2,660
Class C	269	826	1,410	2,993
Class I	169	523	902	1,965
Class R3	239	736	1,260	2,696
Class R4	209	646	1,108	2,390
Class R5	179	554	954	2,073
Class Y	169	523	902	1,965

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its goal by taking long and short positions in domestic equity securities and foreign equity securities listed on U.S. exchanges, which can include American Depositary Receipts or "ADRs." Dividend yield is a primary consideration in selecting stocks. Under normal circumstances, the Fund invests at least 80% of its assets in dividend paying equity securities. The Fund will focus its investments on companies with market capitalizations similar to the
Russell 3000 Index and a diverse selection of ADRs available across countries and sectors.  Under normal market conditions, the Fund's investments in foreign companies will range from 40% to 70% of the Fund's net assets (including investments in emerging market countries). The Fund will take long positions in equity securities that the sub-adviser, Hartford Investment Management
("Hartford Investment Management"), believes offer the potential for above average dividend yields and for attractive returns.  The Fund will sell short equity securities that Hartford Investment Management believes offer the potential for a below average dividend yield and which are likely to underperform.  The Fund will generally hold long positions equal to approximately 140% of the Fund's net assets and short positions equal to approximately 40% of the Fund's net assets.  However, the long and short positions held by the Fund may change as market conditions change.
The Fund's long positions may range from 100% to 150% of the Fund's net assets and its short positions may range from 0% to 50% of its net assets.  The Fund seeks to enhance yield by using the proceeds from short sales to purchase additional equity securities that provide an above average dividend yield.  The Fund may engage in frequent and active trading of equity securities to achieve its investment objective.  The Fund may invest up to 25% of its assets in emerging market securities.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund's focus on dividend paying investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Depositary Receipts Risk - The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts
(issued in Europe) and Global Depositary Receipts (issued throughout the world)
each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts.  The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Short Sales and Leverage Risk - In a short sale, the Fund sells a borrowed security. After selling the borrowed security, the Fund is obligated to "cover"
the short sale by purchasing and returning the security to the lender. If a security sold short increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss.
Because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to, among other reasons, the lack of available stocks.

By investing the proceeds received from selling securities short, the Fund is employing a form of leverage. The use of leverage may increase the Fund's exposure to long equity positions and make any change in the Fund's net asset value greater than without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful. The Fund cannot guarantee that the use of leverage will produce a higher return on an investment, and the use of short sales may result in the underperformance of the Fund relative to broad market indices.

The Securities and Exchange Commission ("SEC") and financial industry regulatory authorities in other countries have recently adopted new regulations related to certain types of short sale transactions. These regulations, or the imposition of other regulatory requirements on short selling in the future, could limit the sub-adviser's ability to sell securities short on behalf of the Fund.

Due to local restrictions, the Fund may not be able to engage in short sales in certain foreign countries where it maintains long positions. These restrictions may limit the Fund's ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goal.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs and may increase your taxable distributions. These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
Past Performance.
The performance information below indicates the risks of investing in the
Fund.  Keep in mind that past performance does not indicate future results.
Updated performance information is available at www.hartfordmutualfunds.com.
The returns:

o  Assume reinvestment of all dividends and distributions

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differed only to the extent that the classes do not have the same expenses

The Fund is currently not offered to the public and does not process subscriptions and redemptions at this time.  Had the Fund been offered to the public upon commencement of operations, performance may have been lower.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 18.47% (2nd quarter, 2009) Lowest -20.54% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes"
section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns THE HARTFORD GLOBAL ENHANCED DIVIDEND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	(2.23%)	(4.52%)	Nov. 30, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(4.51%)	(6.47%)	Nov. 30, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(1.81%)	(2.84%)	Nov. 30, 2007
Class C	Class C - Return Before Taxes	1.71%	(3.89%)	Nov. 30, 2007
Class I	Class I - Return Before Taxes	3.72%	(2.92%)	Nov. 30, 2007
Class R3	Class R3 - Return Before Taxes	2.99%	(3.62%)	Nov. 30, 2007
Class R4	Class R4 - Return Before Taxes	3.30%	(3.33%)	Nov. 30, 2007
Class R5	Class R5 - Return Before Taxes	3.77%	(3.02%)	Nov. 30, 2007
Class Y	Class Y - Return Before Taxes	3.72%	(2.92%)	Nov. 30, 2007
MSCI World Value Index	MSCI World Value Index (reflects no deduction for fees, expenses or taxes)	(4.92%)	(5.69%)	Nov. 30, 2007